Investment in Term Loans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2010 Teekay Tankers [Member] Term_loan	Dec. 31, 2013 Teekay Tankers [Member]	Feb. 28, 2011 Loans receivable [Member]	Dec. 31, 2013 Loans receivable [Member]	Dec. 31, 2012 Loans receivable [Member]
Net Investment Income [Line Items]
Term loan	$ 12,552,000	$ 0	$ 70,000,000	$ 115,600,000		$ 70,000,000
Interest rate on term loan				9.00%		9.00%
Acquired term loans				2
Principal amount outstanding of term loan				115,000,000
Investment yield				10.00%
Investment, Interest Rate Reflects Current Yield Flag				true
Debt instrument collateral, description					The TNK Loans are collateralized by first-priority mortgages on two 2010-built VLCCs, together with other related security.
Repayment premium included in investment in term loans	3,400,000	2,700,000
Accrued and unpaid interest on loans							10,700,000	2,800,000
Interest income from loans	$ 11,200,000